SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	474,332
Number of RSUs outstanding, Ending of the period	61,911	474,332
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	188,100	44,545
Number of RSUs,Vested	(216,738)	(25,353)
Number of RSUs,Issued	450,964	185,240
Number of RSUs ,Forfeited	(9,175)	(16,332)
Number of RSUs outstanding, Ending of the period	413,151	188,100